Other Current Assets	12 Months Ended
Dec. 31, 2022
Other Current Assets
Other Current Assets
6. Other Current Assets
Other current assets are comprised of the following:

	Year Ended December 31,
	2022	2021
Prepaid Directors & Officers insurance	$1,292,317	$—
Income tax advance payments (i)	34,642	—
Advances to employees	74,064	17,063
Other current assets	24,484	4,077
Deferred Transaction Cost (ii)	—	6,253,257

Total	$1,425,507	$6,274,397

(i)	Refers to federal withholding taxes and recoverable income taxes.
(ii)
Refers to the deferral of the Transaction Costs as of December 31, 2021. After the Closing on May 9, 2022, the deferred Transaction Costs were either expensed or recorded as reduction of the proceeds raised from issuance of common stock.